Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Results of operating segments
Results by segment for the years ended December 31, are as follows:

	SLF Canada	SLF U.S.	SLF Asset Management	SLF Asia	Corporate	Consolidation adjustments	Total
2017
Gross premiums:
Annuities	$2,464	$—	$—	$—	$24	$—	$2,488
Life insurance	4,493	2,837	—	1,407	94	—	8,831
Health insurance	4,916	3,570	—	19	14	—	8,519
Total gross premiums	11,873	6,407	—	1,426	132	—	19,838
Less: ceded premiums	3,871	452	—	210	24	—	4,557
Net investment income (loss)	4,133	2,442	45	1,144	526	(79)	8,211
Fee income	1,132	233	4,037	394	118	(72)	5,842
Total revenue	13,267	8,630	4,082	2,754	752	(151)	29,334
Less:
Total benefits and expenses	11,894	8,699	2,976	2,349	778	(151)	26,545
Income tax expense (benefit)	197	(381)	453	51	(18)	—	302
Total net income (loss)	$1,176	$312	$653	$354	$(8)	$—	$2,487
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	213	4	—	28	—	—	245
Shareholders' net income (loss)	$963	$308	$653	$326	$(8)	$—	$2,242
2016
Gross premiums:
Annuities	$2,585	$11	$—	$—	$28	$—	$2,624
Life insurance	4,107	2,734	—	1,954	99	—	8,894
Health insurance	4,368	3,507	—	17	17	—	7,909
Total gross premiums	11,060	6,252	—	1,971	144	—	19,427
Less: ceded premiums	3,671	565	—	117	26	—	4,379
Net investment income (loss)	3,751	2,109	(3)	761	1,428	(101)	7,945
Fee income	1,026	228	3,932	341	131	(78)	5,580
Total revenue	12,166	8,024	3,929	2,956	1,677	(179)	28,573
Less:
Total benefits and expenses	10,797	7,450	2,807	2,581	1,672	(179)	25,128
Income tax expense (benefit)	208	61	393	51	(94)	—	619
Total net income (loss)	$1,161	$513	$729	$324	$99	$—	$2,826
Less: Net income (loss) attributable to participating policyholders and non-controlling interests	225	5	—	15	—	—	245
Shareholders' net income (loss)	$936	$508	$729	$309	$99	$—	$2,581
Assets and liabilities by segment are as follows:

	SLF Canada	SLF U.S.	SLF Asset Management	SLF Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2017
Total general fund assets	$84,698	$43,899	$4,115	$15,594	$14,605	$(191)	$162,720
Investments for account of segregated fund holders	$87,817	$1,196	$—	$5,393	$11,986	$—	$106,392
Total general fund liabilities	$76,683	$39,359	$2,346	$11,180	$10,372	$(191)	$139,749
As at December 31, 2016
Total general fund assets	$82,456	$45,066	$4,277	$15,103	$14,341	$(172)	$161,071
Investments for account of segregated fund holders	$79,964	$1,269	$—	$4,605	$11,329	$—	$97,167
Total general fund liabilities	$74,278	$40,356	$2,384	$10,866	$10,991	$(172)	$138,703

Disclosure of geographical areas

The following table shows revenue by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
For the years ended December 31,	2017	2016	2017	2016
Revenue:
United States	$3,961	$3,791	$147	$170
United Kingdom	—	—	577	1,412
Canada(1)	121	138	20	74
Other countries	—	—	8	21
Total revenue	$4,082	$3,929	$752	$1,677

(1)	Consists of the Canadian operations of the Bentall Kennedy group of companies ("Bentall Kennedy") and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.
The following table shows total assets by country for SLF Asset Management and Corporate:

	SLF Asset Management		Corporate
As at December 31,	2017	2016	2017	2016
Total general fund assets:
United States	$3,750	$3,745	$1,984	$2,356
United Kingdom	—	—	8,744	8,731
Canada(1)	365	532	3,723	3,116
Other countries	—	—	154	138
Total general fund assets	$4,115	$4,277	$14,605	$14,341
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$11,986	$11,329
Total investment for account of segregated fund holders	$—	$—	$11,986	$11,329

(1)	Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for SLF Asset Management.